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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:   $   20,577
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   OTC EQ        004934105     $787         56,600    SH          SHARED       NONE        56,600
AerCap Holdings NV                  COMMON        B1HHKD3US     $656         20,500    SH          SHARED       NONE        20,500
BJ Services Company                 COMMON        055482103     $370         13,000    SH          SHARED       NONE        13,000
Biogen Idec Inc.                    OTC EQ        09062X103     $556         10,400    SH          SHARED       NONE        10,400
CIBER Inc                           COMMON        17163B102     $563         68,800    SH          SHARED       NONE        68,800
Callidus Software                   OTC EQ        13123E500     $330         40,700    SH          SHARED       NONE        40,700
Chart Industries, Inc.              OTC EQ        16115Q308     $998         35,100    SH          SHARED       NONE        35,100
Chicago Bridge & Iron Company       COMMON        167250109     $245          6,500    SH          SHARED       NONE         6,500
Clean Harbors, Inc.                 OTC EQ        184496107     $603         12,200    SH          SHARED       NONE        12,200
Complete Production Services, Inc.  COMMON        20453E109     $305         11,800    SH          SHARED       NONE        11,800
Comstock Resources Inc.             COMMON        205768203     $749         25,000    SH          SHARED       NONE        25,000
Concurrent Computer Corporation     OTC EQ        206710204     $203        113,600    SH          SHARED       NONE       113,600
Dresser-Rand Group, Inc.            COMMON        261608103     $853         21,600    SH          SHARED       NONE        21,600
Dycom Industries, Inc.              COMMON        267475101     $645         21,500    SH          SHARED       NONE        21,500
EFJ, Inc.                           OTC EQ        26843B101     $117         21,700    SH          SHARED       NONE        21,700
First Marblehead Corporation        COMMON        320771108     $301          7,800    SH          SHARED       NONE         7,800
Fred's, Inc.                        OTC EQ        356108100     $233         17,400    SH          SHARED       NONE        17,400
Genworth Financial Inc.             COMMON        37247D106     $458         13,300    SH          SHARED       NONE        13,300
Gerber Scientific, Inc.             COMMON        373730100     $787         67,700    SH          SHARED       NONE        67,700
Johnson & Johnson                   COMMON        478160104     $234          3,800    SH          SHARED       NONE         3,800
Kelly Services, Inc.                OTC EQ        488152208     $538         19,600    SH          SHARED       NONE        19,600
Lighting Science Group Corporation  OTC EQ        53224G103     $104        266,600    SH          SHARED       NONE       266,600
Merit Medical Systems, Inc.         OTC EQ        589889104     $659         55,100    SH          SHARED       NONE        55,100
Newfield Exploration Company        COMMON        651290108     $419          9,200    SH          SHARED       NONE         9,200
Newpark Resources, Inc.             COMMON        651718504     $135         17,400    SH          SHARED       NONE        17,400
Nomura Securities, Inc. ADR         COMMON        65535H208     $357         18,400    SH          SHARED       NONE        18,400
Packeteer, Inc.                     OTC EQ        695210104     $102         13,000    SH          SHARED       NONE        13,000
Plexus Corp.                        OTC EQ        729132100     $331         14,400    SH          SHARED       NONE        14,400
QAD Inc.                            OTC EQ        74727D108     $574         69,100    SH          SHARED       NONE        69,100
Radyne Corp.                        OTC EQ        750611402     $283         26,500    SH          SHARED       NONE        26,500
Rosetta Resources, Inc.             OTC EQ        777779307     $284         13,200    SH          SHARED       NONE        13,200
Sauer-Danfoss, Inc.                 COMMON        804137107     $687         23,100    SH          SHARED       NONE        23,100
SeaChange International, Inc.       OTC EQ        811699107     $931        120,000    SH          SHARED       NONE       120,000
Sensient Technologies Corporation   COMMON        81725T100     $726         28,600    SH          SHARED       NONE        28,600
Spherion Corporation                COMMON        848420105     $449         47,800    SH          SHARED       NONE        47,800
Steelcase Inc.                      COMMON        858155203     $807         43,600    SH          SHARED       NONE        43,600
The Hanover Insurance Group Inc     COMMON        410867105     $600         12,300    SH          SHARED       NONE        12,300
Thomas & Betts Corporation          COMMON        884315102     $255          4,400    SH          SHARED       NONE         4,400
Toreador Resources Corporation      OTC EQ        891050106     $266         17,700    SH          SHARED       NONE        17,700
TriQuint Semiconductor, Inc.        OTC EQ        89674K103     $228         45,000    SH          SHARED       NONE        45,000
Vishay Intertechnology, Inc.        COMMON        928298108     $522         33,000    SH          SHARED       NONE        33,000
Lundin Mining Corporation           COMMON        550372106     $111          9,200    SH          SHARED       NONE         9,200
BXP Boston Properties Aug 110 Put   PUT OP        1011218TB     $10              12         PUT    SHARED       NONE            12
CNB Colonial Bancgroup Sep 25 Put   PUT OP        1954938UE     $11             101         PUT    SHARED       NONE           101
GT Good Year Tire Jan 30 Put        PUT OP        3825508MF     $8               52         PUT    SHARED       NONE            52
GT Good Year Tire Jul 22.5 Put      PUT OP        3825508SX     $0               52         PUT    SHARED       NONE            52
Ishares Russell 2000 Aug 79 Put     PUT OP        4642878TA     $14             110         PUT    SHARED       NONE           110
Midcap SPDR Trust Aug 162 Put       PUT OP        5956358TF     $30              83         PUT    SHARED       NONE            83
Midcap SPDR Trust Aug 164 Put       PUT OP        5956358TH     $33              75         PUT    SHARED       NONE            75
Midcap SPDR Trust Jul 161 Put       PUT OP        5956358SE     $10              56         PUT    SHARED       NONE            56
Nasdaq-100 Index Aug 45 Put         PUT OP        73935A8TS     $10             263         PUT    SHARED       NONE           263
Nasdaq-100 Index Aug 47 Put         PUT OP        73935A8TU     $23             267         PUT    SHARED       NONE           267
Nasdaq-100 Index Jul 44 Put         PUT OP        73935A8SR     $1              155         PUT    SHARED       NONE           155
Semiconductor Trust Aug 37.50 Put   PUT OP        8166368TU     $18             191         PUT    SHARED       NONE           191
Energy Select SPDR Aug 68 Put       PUT OP        81369Y8TP     $19             106         PUT    SHARED       NONE           106
Energy Select SPDR Jul 66 Put       PUT OP        81369Y8SN     $6              123         PUT    SHARED       NONE           123
YRC Worldwide Aug 40 Put            PUT OP        9842498TH     $12              30         PUT    SHARED       NONE            30
YRC Worldwide Oct 40 Put            PUT OP        9842498VH     $8               18         PUT    SHARED       NONE            18
iShares MSCI EAFE Index Jul 81 Put  PUT OP        4642878SC     $22             152         PUT    SHARED       NONE           152
iShares Russell 2000 Aug 83 Put     PUT OP        4642878TE     $72             284         PUT    SHARED       NONE           284
iShares Rus Mcrcp Ind Jul 59 Put    PUT OP        4642888SG     $12             202         PUT    SHARED       NONE           202
iShares Rus Mcrcp Ind Jul 60 Put    PUT OP        4642888SH     $10             121         PUT    SHARED       NONE           121
Bois D' Arc Energy Jan 15 Call      CALL OP       09738U9AC     $45             142         CALL   SHARED       NONE           142
Steelcase Inc Oct 20 Call           CALL OP       8581559JD     $5              123         CALL   SHARED       NONE           123
YRC Wrldwd Inc 5% 08/23 Conv Bond   BOND          985577AA3     $418        340,000    PRN         SHARED       NONE       340,000
Bos Prprts 3.75% 05/15/36 Conv Bond BOND          10112RAG9     $419        381,000    PRN         SHARED       NONE       381,000

                                                                $20,577







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